Property, Plant and Equipment - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 206,734,543	$ 221,586,475	$ 224,933,089
Proceeds from sales of property, plant and equipment, classified as investing activities	170,880	6,408,057	1,149,649
Display segment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	52,829		895,954
Energy segment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	14,949	399,363	$ 120,714
ACTW and Its subsidiaries [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ 2,232,739
Pre-tax discount rate for calculating estimated recoverable amount	10.63%
AUSK [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sales of property, plant and equipment, classified as investing activities		3,029,191
Gains on disposals of property, plant and equipment		1,080,720
Non-irrigated farmland [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 23,671	$ 23,671